Subsidiaries - Summarized Financial Information of Subsidiary with Material Non-controlling Interests: Xiamen Airlines Company Limited (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Current assets	¥ 17,884	¥ 13,764
Non-current assets	200,834	186,678
Current liabilities	(69,577)	(67,932)
Non-current liabilities	(86,598)	(77,534)
Net assets	62,543	54,976
Carrying amount of non-controlling interests	12,607	11,520
Revenue	127,806	114,981	¥ 111,652
Profit for the year	6,898	5,898	4,818
Total comprehensive income	7,011	6,174	4,821
Profit allocated to non-controlling interests	937	854	1,082
Net cash generated from operating activities	17,732	23,764	23,734
Net cash generated from/(used in) investing activities	(8,236)	(15,750)	(6,931)
Net cash (used in) / generated from financing activities	¥ (6,796)	¥ (8,459)	¥ (27,695)
Xiamen Airlines Company Limited [member]
Disclosure of subsidiaries [line items]
Non-controlling interests percentage	45.00%	45.00%
Current assets	¥ 2,422	¥ 2,386
Non-current assets	39,689	41,689
Current liabilities	(9,963)	(13,739)
Non-current liabilities	(14,086)	(13,997)
Net assets	18,062	16,339
Carrying amount of non-controlling interests	8,547	7,623
Revenue	26,114	21,874
Profit for the year	1,477	1,223
Total comprehensive income	1,578	1,500
Profit allocated to non-controlling interests	651	532
Dividend paid to non-controlling interests	73
Net cash generated from operating activities	3,696	4,510
Net cash generated from/(used in) investing activities	3,671	(7,776)
Net cash (used in) / generated from financing activities	¥ (7,613)	¥ 2,764